PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible input VAT and VAT refunds receivable	¥ 221,121,149		¥ 180,529,266
Prepayments to suppliers	61,597,780		34,798,844
Deferred charge	22,200,487		24,910,815
Receivable from online platforms	19,827,258		12,035,147
Interest receivable	12,725,205		10,503,125
Others	6,064,693		5,161,142
Prepayments and other current assets	¥ 343,536,572	$ 49,125,076	¥ 267,938,339